Label	Element	Value
MainStay VP MacKay Small Cap Core Portfolio
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MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Small Cap Core Portfolio

(the “Portfolio”)

Supplement dated February 5, 2021 (“Supplement”) to the

Summary Prospectus and Prospectus, each dated May 1, 2020, as supplemented

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

At meetings held on January 21, January 25 and February 3, 2021 (collectively, the “Meetings”), the Board of Trustees (“Board”) of MainStay VP Funds Trust (“Trust”) considered and approved, among other related proposals: (i) appointing Wellington Management Company LLP (“Wellington”) as the Portfolio’s subadvisor and the related subadvisory agreement, subject to shareholder approval; (ii) changing the Portfolio’s name and modifying the Portfolio’s principal investment strategies and investment process; and (iii) allowing New York Life Investment Management LLC (“New York Life Investments”), under certain circumstances, to enter into and/or materially amend agreements with affiliated and unaffiliated subadvisors on behalf of the Portfolio without obtaining shareholder approval (referred to as a “manager-of-managers” structure), subject to shareholder approval. These changes are expected to become effective on or about May 1, 2021, if shareholders of the Portfolio approve item (i) above (“Proposal 1”) and item (iii) above (“Proposal 2”) prior to that date. If shareholders approve Proposal 1 but do not approve Proposal 2, the changes discussed above are expected to be effective on or about May 1, 2021, except for the changes discussed in item (iii) above. If shareholders do not approve Proposal 2, the Portfolio will continue to operate pursuant to the scope of the “manager-of-managers” structure described in the Prospectus.

As a result, effective on or about May 1, 2021, the following changes will be made to the Summary Prospectus and Prospectus if shareholders approve Proposal 1 prior to that date:

1.	Name Change. The name of the Portfolio is changed to MainStay VP Wellington Small Cap Portfolio.

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3.	Principal Investment Strategies. The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are generally similar to the Russell 2000® Index (which ranged from $43 million to $13.4 billion as of December 31, 2020. Generally, an issuer of a security is considered to be a U.S. issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Portfolio’s Subadvisor (the “Subadvisor”), seeks to achieve the Portfolio’s investment objective by allocating the Portfolio’s assets among multiple internal portfolio management teams that employ investment strategies with different investment styles, including, Small Cap Value Opportunities, Select Small Cap Growth and Small Companies Strategies. Each investment strategy has distinct investment philosophies and analytical processes to identify securities for purchase or sale.

Collectively, the investment styles represent a range of investment philosophies, companies, and industries. The Portfolio is designed to be balanced by style and is expected to have a consistent orientation to small capitalization companies over time. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

Small Cap Value Opportunities Strategy: The Subadvisor’s Small Cap Value Opportunities team seeks to invest in quality companies at a substantial discount that often arises when the market is concerned about the companies’ future. The Small Cap Value Opportunities team believes those concerns can become mispriced due to the presence of biases or change and that research specifically focused on identifying signs of biases and change allows the Small Cap Value Opportunities team to identify mispriced stocks. Change can include secular or cyclical shifts, changes in industry structure, changes in management, or significant shifts in the return on (and of) capital, balance sheet and cash flows. Biases include anchoring (relying too heavily on the first piece of information) and availability (relying on examples that immediately come to mind). The Small Cap Value Opportunities team seeks to maximize a combination of valuation, capital returns, and quality.

Select Small Cap Growth Strategy: The Subadvisor’s Select Small Cap Growth team focuses on identifying investment opportunities in emerging and re-emerging growth companies. Emerging growth companies are companies that are poised to accelerate top-line and / or bottom-line growth, and re-emerging growth companies are companies that are approaching a return to rapid growth. The Select Small Cap Growth team believes the typical profile of an emerging growth company is one that offers disruptive technologies, innovative business models, or is in a rapidly growing market segment. The Select Small Cap Growth team believes that re-emerging growth companies are typically experiencing turnarounds or management changes or are in cyclical industries.

Small Companies Strategy: The Subadvisor’s Small Companies team seeks to construct a broadly diversified portfolio across sectors and industries using fundamental analysis to identify a universe of undervalued and overvalued securities. The Small Companies team employs a traditional, bottom-up fundamental research approach to identify securities with potential positive inflections in business momentum (i.e., whether a company’s share price is trending up or down) that the Small Companies team believes have the most potential to appreciate, while seeking to limit exposure to risk. The Small Companies team also seeks to minimize exposure to risk by diversifying investments over securities issued by a large number of companies across various industries and sectors.

Other Strategies: New York Life Investment Management LLC and/or the Subadvisor may modify the strategies summarized above and allocate the Portfolio’s assets among or to other strategies, such as event-driven, economic sector, or valuation measures, developed or implemented based on, among other factors, changing market conditions.

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4.	Principal Risks. The “Principal Risks” section of the Summary Prospectus is revised as follows:

The “Portfolio Management Risk” is deleted and replaced with the following:

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

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5.	Past Performance. The following is inserted at the end of the second paragraph of the section of the Summary Prospectus and Prospectus entitled “Past Performance:”

Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies as of May 1, 2021. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.